                           VAN KAMPEN HIGH YIELD FUND

                         SUPPLEMENT DATED JUNE 1, 2007
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 29, 2006

                                    AND THE

                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 29, 2006

     The Prospectuses are hereby supplemented as follows:

     The first, second and third paragraphs of the sub-section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management and the execution of the overall strategy of the Fund's portfolio is Steven K. Kreider, a Managing Director of the Adviser.

     Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and joined the team that manages the Fund in June 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     HYISPT 6/07
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                           VAN KAMPEN HIGH YIELD FUND

                      SUPPLEMENT DATED JUNE 1, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 2006

     The Statement of Additional Information is hereby amended as follows:

     (1) The first and second paragraphs in the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS" are deleted in their entirety and replaced with the following:

     As of April 30, 2007, Steven K. Kreider managed 26 registered investment companies with a total of approximately $29.1 billion in assets; no pooled investment vehicles other than registered investment companies; and 71 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $12.8 billion in assets. Of these 71 other accounts, three accounts with a total of approximately $970 million in assets had performance-based fees.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted in its entirety and replaced with the following:

     As of April 30, 2007, Steven K. Kreider did not own any securities in the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  HYISPTSAI 6/07